Investee Companies and other investments (Summary of Information on Operating Results) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure of associates [line items]
Income for the year	€ 18,117	€ 13,636	€ 11,632
Elimination of interest on loan from related party	1,130	1,158
Company's share of income of investee	€ 2,545	€ 1,531	€ 1,375
Dori Energy [Member]
Disclosure of associates [line items]
Rate of ownership as of December 31	50.00%	50.00%
Income for the year	€ 3,668	€ 1,751
Company's share	1,834	876
Elimination of interest on loan from related party	1,130	1,158
Other Adjustments	(419)	(503)
Company's share of income of investee	€ 2,545	€ 1,531

[1]	Please refer to Note 2C for functional and presentation currency.